ACCOUNT PAYABLES- RELATED PARTIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account Payable- Related Party	$ 189,688	$ 54,436	$ 0
Background System Management Service and Basic Application Training Fees [Member]
Account Payable- Related Party		$ 54,436